Quarterly Holdings Report
for
Fidelity® Municipal Income 2023 Fund
March 31, 2023
M23-NPRT3-0523
1.958063.109
Municipal Bonds - 78.3%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Birmingham Arpt. Auth. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	326,704
Arizona - 10.2%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23 (b)	330,000	280,500
Bullhead City Excise Taxes Series 2021 2, 0.4% 7/1/23	250,000	247,997
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	300,000	301,778
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (c)	380,000	381,528
Series 2017 A, 5% 7/1/23 (c)	1,000,000	1,004,021
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	100,580
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	450,000	452,469
Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	250,000	251,372
TOTAL ARIZONA		3,020,245
California - 4.6%
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/23	300,000	301,727
Series A, 5% 7/1/23	670,000	673,856
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23 (Escrowed to Maturity)	200,000	199,177
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	200,780
TOTAL CALIFORNIA		1,375,540
Connecticut - 2.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2022 L, 5% 7/1/23	175,000	175,883
Series K1, 5% 7/1/23	500,000	501,718
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (c)	100,000	100,211
TOTAL CONNECTICUT		777,812
Florida - 7.0%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	251,249
Series 2015 B, 5% 7/1/23	45,000	45,225
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	502,743
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	299,781
Florida Board of Ed. Lottery Rev. Series 2016 A, 5% 7/1/23	530,000	533,050
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	200,606
Series 2014 B, 5% 7/1/23	90,000	90,487
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	145,813
TOTAL FLORIDA		2,068,954
Illinois - 7.5%
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	501,415
Illinois Fin. Auth. Rev. Series 2019, 5% 4/1/23	500,000	500,000
Illinois Gen. Oblig. Series 2013, 5% 7/1/23	295,000	296,369
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	205,000	206,218
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	139,037
Series 2002:
5.7% 6/15/23	45,000	45,199
5.7% 6/15/23 (Escrowed to Maturity)	50,000	50,285
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	501,512
TOTAL ILLINOIS		2,240,035
Indiana - 2.0%
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/23	580,000	583,253
Kentucky - 0.9%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	275,786
Louisiana - 0.2%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (d)	45,000	45,000
Maine - 0.7%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23 (Escrowed to Maturity)	200,000	200,134
Maryland - 1.7%
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/23	500,000	502,829
Massachusetts - 4.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	125,812
Series 2005 B, 5.5% 7/1/23	50,000	50,360
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	231,054
Series 2019 A, 5% 7/1/23	200,000	200,877
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/23 (c)	135,000	135,569
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (c)	545,000	547,844
TOTAL MASSACHUSETTS		1,291,516
Michigan - 2.5%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	50,304
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	195,642
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	391,997
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	100,488
TOTAL MICHIGAN		738,431
Nebraska - 1.7%
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (d)	500,000	496,685
New Jersey - 6.9%
New Jersey Econ. Dev. Auth. Rev. Series 2015 XX, 5% 6/15/23	250,000	250,943
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	100,568
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	200,946
Series 2013, 5% 7/1/23	200,000	201,000
Series 2016 A:
5% 7/1/23	250,000	251,341
5% 7/1/23 (Escrowed to Maturity)	90,000	90,478
Series 2016, 5% 7/1/23	950,000	955,119
TOTAL NEW JERSEY		2,050,395
New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2015 A, 5% 7/1/23	175,000	176,020
New York - 3.5%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	100,556
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	351,450
Series 2014 B, 5% 7/1/23	285,000	286,181
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	301,683
TOTAL NEW YORK		1,039,870
Ohio - 3.7%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	400,672
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (d)	710,000	711,606
TOTAL OHIO		1,112,278
Oregon - 1.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	249,859
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (c)	250,000	251,066
TOTAL OREGON		500,925
Pennsylvania - 3.5%
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	100,466
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	385,000	387,018
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	100,512
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	100,549
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/23	340,000	341,110
TOTAL PENNSYLVANIA		1,029,655
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.25% 7/1/23	200,000	200,286
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	250,571
South Carolina - 0.3%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (c)	100,000	100,463
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	150,786
Tennessee - 0.7%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (c)	200,000	200,756
Virginia - 2.5%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (c)(d)	200,000	199,413
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	250,000
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	200,754
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (d)	100,000	99,675
TOTAL VIRGINIA		749,842
Washington - 4.2%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (c)	250,000	250,975
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	300,000	300,762
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	300,967
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	381,454
TOTAL WASHINGTON		1,234,158
Wisconsin - 1.7%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	502,499
TOTAL MUNICIPAL BONDS (Cost $23,347,637)		23,241,428

Municipal Notes - 16.2%
	Principal Amount (a)	Value ($)
Arizona - 3.0%
Maricopa County Poll. Cont. Rev. Series 2009 C, 4.15% 4/7/23, VRDN (d)	900,000	900,000
Arkansas - 2.0%
Lowell Ark Indl. Dev. Series 2006, 4.21% 4/7/23, LOC JPMorgan Chase Bank, VRDN (c)(d)	600,000	600,000
District Of Columbia - 0.9%
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 B1, 3.85% 4/7/23, LOC Bank of America NA, VRDN (d)	270,000	270,000
Indiana - 3.4%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.91% 4/7/23, VRDN (d)	500,000	500,000
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E8, 3.93% 4/7/23, VRDN (d)	500,000	500,000
TOTAL INDIANA		1,000,000
Minnesota - 1.9%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 3.85% 4/7/23, LOC Wells Fargo Bank NA, VRDN (d)	550,000	550,000
Nebraska - 2.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 4.39% 4/7/23, VRDN (c)(d)	600,000	600,000
Tennessee - 3.0%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 4.28% 4/7/23, VRDN (d)	900,000	900,000
TOTAL MUNICIPAL NOTES (Cost $4,820,000)		4,820,000

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.21% (e)(f) (Cost $1,251,001)	1,250,750	1,251,001

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $29,418,638)	29,312,429
NET OTHER ASSETS (LIABILITIES) - 1.3%	375,664
NET ASSETS - 100.0%	29,688,093

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	3,553,999	17,002,002	19,305,000	26,076	-	-	1,251,001	0.1%
Total	3,553,999	17,002,002	19,305,000	26,076	-	-	1,251,001

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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